Fair Value Measurement - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 457	$ 1,576
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	292	575
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	307	2,854
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	132	429
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	$ 32	$ 25	$ (7)